As filed with the Securities and Exchange Commission on May 31, 2013

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 66	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code:

(800) 774-3768

Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on June 30, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay, until June 30, 2013, the effectiveness of the Registrant’s Post-Effective Amendment No. 48 to its Registration Statement which effectiveness was subsequently delayed by prior Post-Effective Amendment to its Registration Statement. Post-Effective Amendment No. 48 to the Trust’s Registration Statement relates to Columbia European Equity ETF, Columbia Limited Duration Credit ETF, Columbia Short Term Bond ETF, Columbia Small/Mid Cap Value ETF and Columbia U.S. Government Mortgage ETF. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 48, filed on November 9, 2012, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA ETF TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 31st day of May, 2013.

COLUMBIA ETF TRUST

By

/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of May, 2013.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ William A. Hawkins* William A. Hawkins	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	Signed pursuant to Trustees Power of Attorney, dated April 17, 2013, filed electronically on or about May 3, 2013 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 64 to Registration Statement No. 333-148082, by:

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro